Accrued liabilities (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accrued liabilities [Abstract]
Accrued liabilities
Note 7 – Accrued liabilities

Accrued liabilities consist of the following:

Dollars in thousands	March 31, 2020	December 31, 2019
Accrued professional fees	$2,118	$1,695
Accrued sales tax	1,056	1,233
Accrued payroll and benefits	686	994
Accrued trade promotions	166	357
Accrued dividends	290	256
Accrued interest	249	109
Other	5	77
Total accrued liabilities	$4,570	$4,721

Pursuant to waiver letters executed by each investor, the holders of the Company’s Series E preferred stock agreed to waive their right to the distribution of dividends until October 22, 2020.  Accrued dividends related to the Series E are $0.3 million as of March 31, 2020 and December 31, 2019, respectively, and remain unpaid.

Note 7 – Accrued liabilities

Accrued liabilities consist of the following:

Dollars in thousands	December 31, 2019	December 31, 2018
Accrued professional fees	$1,695	$-
Accrued sales tax	1,233	-
Accrued payroll and benefits	994	85
Accrued trade promotions	357	-
Accrued dividends	256	-
Accrued interest	109	-
Other	77	-
Total accrued liabilities	$4,721	$85

The Company has historically collected and remitted sales tax based on the locations of its significant physical operations. On June 21, 2018, the U.S. Supreme Court rendered a 5-4 majority decision in South Dakota v. Wayfair Inc., 17-494. Among other things, the Court held that a state may require an out-of-state seller with no physical presence in the state to collect and remit sales taxes on goods the seller ships to consumers in the state, overturning existing court precedent. The Company discovered that TruPet had not collected and paid sales tax related to all sales in some states where it had a physical presence.  The Company recognized $1.2 million and no sales tax liability as of December 31, 2019 and 2018, respectively.  While additional assessments are not anticipated, additional states may assert that the Company has nexus and must pay sales tax for prior sales.  The Company does not believe that additional assessments, if any, will have a material impact on our financial position or results of operations.

In connection with the preparation of the Company’s consolidated financial statements for the year ended December 31, 2019, the Company identified an error as of December 31, 2018 related to an understatement of sales taxes due and payable of $0.7 million. The error was corrected during the year ended December 31, 2019. The Company believes that the correction of this error is not material to the consolidated financial statements as of and for the year ended December 31, 2019.